Transactions with non-controlling interests - Additional Information (Details) - BRL (R$) R$ in Thousands				1 Months Ended	12 Months Ended
	Jun. 28, 2021	Jan. 28, 2021	Feb. 28, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 05, 2020	Oct. 01, 2020	Sep. 01, 2020
Disclosure of noncontrolling interests [line items]
Payments to acquire entity's shares					R$ 988,824	R$ 76,361	R$ 90
Proceeds from sale of shares					0	7,832,590	R$ 0
Non-controlling interests					82,365	138,563
Non-controlling interest in acquiree					23,874
SimplesVet
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree					11,183
VHSYS
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree					12,691
Questor
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree					8,233	24,451			R$ 16,218
Sponte
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree					1,765	2,292		R$ 527
Creditinfo Caribbean
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree					5,505	35,093		R$ 29,587
MLabs
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree					R$ 2,465	R$ 15,496				R$ 13,031
PDCA
Disclosure of noncontrolling interests [line items]
Number of shares issued (in shares)				28,924,816
Stock issued during period, value, new issues				R$ 230,500
Percentage of share capital			100.00%	67.00%
PDCA | Bellver
Disclosure of noncontrolling interests [line items]
Purchase of new shares		1,313,066
Payments to acquire entity's shares		R$ 230,500
Volume-weighted average trading price, period		30 days
Linked Gourmet
Disclosure of noncontrolling interests [line items]
Number of shares issued (in shares)	4,205,115
Percentage of voting rights held by non-controlling interests	58.10%
Proceeds from sale of shares	R$ 1
Non-controlling interests	R$ 1,220
Percentage of ownership interests held by non-controlling interests	41.90%